Convertible loans - Valuation of Derivative (Details)		3 Months Ended
	May 19, 2020 $ / shares	Mar. 31, 2023 shares $ / shares period	Dec. 31, 2022 shares
Initial Public Offering
Disclosure of detailed information about borrowings [line items]
Offering price per share (in USD per share) | $ / shares	$ 19.00
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Conversion percentage		130.00%
Written put options (in USD per share) | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares		8.30	8.30
Written put options (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		24.70
Written put options (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		28.07
Forced Conversion Price (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		67.93
Forced Conversion Price (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		77.19
Share Price (in USD per share) | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares		1.95	3.84
Share Price (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		14.69
Share Price (in USD per share) | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | $ / shares		14.69
Risk Free, Interest Rate | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares		0.037	0.040
Risk Free, Interest Rate | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.024
Risk Free, Interest Rate | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.024
Expected Volatility | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares		0.80	0.80
Expected Volatility | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.76
Expected Volatility | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.76
Expected Term | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares		52.5	55.5
Expected Term | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period		37
Expected Term | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period		37
Dividend yield | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares		0	0
Dividend yield | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0
Dividend yield | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0
Recovery Rate [Member] | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.05
Recovery Rate [Member] | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.05
Implied Bond Yield [Member] | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.103
Implied Bond Yield [Member] | Derivatives | Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.103
Black-Scholes Value | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares		0.64	1.89